FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    |_|

      Pre-Effective Amendment No. ___            |_|

      Post-Effective Amendment No. 75            |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|

      Amendment No. 75                           |X|

                        (Check appropriate box or boxes.)
                      -------------------------------------

          TOUCHSTONE STRATEGIC TRUST FILE NOS. 811-03651 AND 002-80859
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
                      -------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (513) 878-4066
                      -------------------------------------


                                Jill T. McGruder
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                      -------------------------------------
                     (Name and Address of Agent for Service)


With Copy to: John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

      |X|   immediately upon filing pursuant to paragraph (b)

      |_|   on (date) pursuant to paragraph (b)

      |_|   60 days after filing pursuant to paragraph (a) (1)

      |-|   on (date) pursuant to paragraph (a) (1)

      |_|   75 days after filing pursuant to paragraph (a) (2)

      |_|   on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 75 to Registration Statement No. 002-80859 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 20th day of April, 2011.

                            TOUCHSTONE STRATEGIC TRUST

                            By: /s/ Jill T. McGruder
                                ------------------------
                                Jill T. McGruder
                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

/s/ Jill T. McGruder
-----------------------------
Jill T. McGruder                  Trustee & President        April 20, 2011


/s/ Terrie A. Wiedenheft
-----------------------------
Terrie A. Wiedenheft              Controller, Treasurer      April 20, 2011
                                  and Principal Financial
                                  Officer

*
-----------------------------
 Phillip R. Cox                   Trustee                    April 20, 2011

*
-----------------------------
 H. Jerome Lerner                 Trustee                    April 20, 2011

*
-----------------------------
 Donald C. Siekmann               Trustee                    April 20, 2011

*
-----------------------------
 Susan J. Hickenlooper            Trustee                    April 20, 2011

*
-----------------------------
 John P. Zanotti                  Trustee                    April 20, 2011


By: /s/ Jay S. Fitton
    ------------------------
    Jay S. Fitton
    *Attorney-in-Fact
    April 20, 2011

EXHIBITS

EX-101.INS        XBRL Instance Document

EX-101.SCH        XBRL Taxonomy Extension Schema Document

EX-101.CAL        XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF        XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB        XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE        XBRL Taxonomy Extension Presentation Linkbase